Shareholder's Equity (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of required regulatory capital
Total Capital (to risk-weighted assets), Ratio	12.00%
Tier 1 Capital (to adjusted average assets), Ratio	8.50%
SEACOAST BANKING CORP (CONSOLIDATED) [Member]
Summary of required regulatory capital
Total Capital (to risk-weighted assets), Amount	$ 227,428	$ 230,303
Total Capital (to risk-weighted assets), Ratio	18.33%	18.77%
Total Capital (to risk-weighted assets), Minimum for Capital Adequacy Purpose, Amount	99,247	98,124
Total Capital (to risk-weighted assets), Minimum for Capital Adequacy Purpose, Ratio	8.00%	8.00%
Tier 1 Capital (to risk-weighted assets), Amount	211,839	214,844
Tier 1 Capital (to risk-weighted assets), Ratio	17.08%	17.51%
Tier 1 Capital (to risk-weighted assets), Minimum for Capital Adequacy Purpose, Amount	49,624	49,062
Tier 1 Capital (to risk-weighted assets), Minimum for Capital Adequacy Purpose, Ratio	4.00%	4.00%
Tier 1 Capital (to adjusted average assets) Amount	211,839	214,844
Tier 1 Capital (to adjusted average assets), Ratio	10.04%	10.31%
Tier 1 Capital (to adjusted average assets), Minimum for Capital Adequacy Purpose, Amount	84,377	83,338
Tier 1 Capital (to adjusted average assets), Minimum for Capital Adequacy Purpose, Ratio	4.00%	4.00%
SEACOAST NATIONAL BANK (A WHOLLY OWNED BANK SUBSIDIARY) [Member]
Summary of required regulatory capital
Total Capital (to risk-weighted assets), Amount	220,433	219,177
Total Capital (to risk-weighted assets), Ratio	17.79%	17.89%
Total Capital (to risk-weighted assets), Minimum for Capital Adequacy Purpose, Amount	99,116	97,992
Total Capital (to risk-weighted assets), Minimum for Capital Adequacy Purpose, Ratio	8.00%	8.00%
Total Capital (to risk-weighted assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	123,895	122,490
Total Capital (to risk-weighted assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital (to risk-weighted assets), Amount	204,864	203,739
Tier 1 Capital (to risk-weighted assets), Ratio	16.54%	16.63%
Tier 1 Capital (to risk-weighted assets), Minimum for Capital Adequacy Purpose, Amount	49,558	48,996
Tier 1 Capital (to risk-weighted assets), Minimum for Capital Adequacy Purpose, Ratio	4.00%	4.00%
Tier 1 Capital (to risk-weighted assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	74,337	73,494
Tier 1 Capital (to risk-weighted assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier 1 Capital (to adjusted average assets) Amount	204,864	203,739
Tier 1 Capital (to adjusted average assets), Ratio	9.72%	9.79%
Tier 1 Capital (to adjusted average assets), Minimum for Capital Adequacy Purpose, Amount	84,312	83,275
Tier 1 Capital (to adjusted average assets), Minimum for Capital Adequacy Purpose, Ratio	4.00%	4.00%
Tier 1 Capital (to adjusted average assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 105,389	$ 104,094
Tier 1 Capital (to adjusted average assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%